UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06028

                     AllianceBernstein New Europe Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.



ALLIANCEBERNSTEIN NEW EUROPE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2004 (unaudited)

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON  & PREFERRED STOCKS--100.7%

France--13.1%
BNP Paribas, SA                                        41,803     $   2,847,194
Essilor International, SA                              31,959         2,168,322
LVMH Moet Hennessy Louis Vuitton, SA                   19,092         1,308,818
Sanofi-Aventis                                         22,131         1,614,142
Schneider Electric, SA                                 26,447         1,754,132
Societe Television Francaise 1                         23,210           699,318
Total, SA                                              29,564         6,152,511
Vinci, SA                                               8,445         1,006,619
                                                                    -----------
                                                                     17,551,056
                                                                    -----------
Germany--6.8%
Altana AG                                              18,141           919,397
Porsche AG pfd                                          3,340         2,130,536
Puma AG Rudolf Dassler Sport                            2,116           529,366
SAP AG                                                 32,108         5,469,229
                                                                    -----------
                                                                      9,048,528
                                                                    -----------
Ireland--6.4%
Allied Irish Banks Plc                                128,898         2,248,997
Anglo Irish Bank Corp. Plc                            118,535         2,258,720
CRH Plc                                               167,572         3,996,747
                                                                    -----------
                                                                      8,504,464
                                                                    -----------
Italy--3.6%
Alleanza Assicurazioni S.p.A                          135,454         1,598,372
Eni S.p.A                                             140,827         3,212,611
                                                                    -----------
                                                                      4,810,983
                                                                    -----------
Netherlands--2.8%
ASML Holding NV(a)                                     63,736           905,612
ING Groep NV                                          105,813         2,809,915
                                                                    -----------
                                                                      3,715,527
                                                                    -----------
Spain--8.0%
Banco Bilbao Vizcaya Argentaria, SA                   279,000         4,383,912
Gestevision Telecinco, SA                              52,454           998,859
Industria de Diseno Textil, SA (Inditex)               88,493         2,242,344
Telefonica, SA(a)                                     185,516         3,070,314
                                                                    -----------
                                                                     10,695,429
                                                                    -----------
Sweden--3.6%
LM Ericsson Cl.B(a)                                 1,664,386         4,827,421
                                                                    -----------
Switzerland--14.6%
Alcon,
Inc.
                                                       26,400         1,879,680
Nobel Biocare Holding AG                               11,843         1,931,699
Novartis AG                                           100,127         4,783,781
Roche Holding AG-Genusschein                           49,418         5,043,352
Straumann Holding AG                                    4,619           953,441
Swiss Reinsurance Co.                                  11,099           680,390
UBS AG                                                 59,406         4,288,071
                                                                    -----------
                                                                     19,560,414
                                                                    -----------

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
United Kingdom--41.8%
AstraZeneca Plc                                        52,986     $   2,169,714
Capita Group Plc                                      311,140         2,007,299
Carnival Plc                                           85,668         4,531,619
Enterprise Inns Plc                                   180,321         2,048,215
GUS Plc                                               214,137         3,500,631
HBOS Plc                                               55,351           741,254
Hilton Group Plc                                      385,381         1,822,083
HSBC Holdings Plc                                     413,012         6,662,862
Legal & General Group Plc                             719,509         1,307,414
Man Group Plc                                          62,646         1,501,940
Reckitt Benckiser Plc                                 177,660         4,866,505
Royal Bank of Scotland Group Plc                      183,008         5,387,012
Smith & Nephew Plc                                    318,743         2,711,631
Standard Chartered Plc                                213,416         3,809,649
Tesco Plc                                           1,181,799         6,219,101
Vodafone Group Plc                                  1,709,900         4,388,364
WPP Group Plc                                         220,829         2,215,335
                                                                  -------------
                                                                     55,890,628
                                                                  -------------

Total Investments--100.7%
   (cost $102,534,024)                                              134,604,450
Other assets less liabilities--(0.7%)                                  (952,349)
                                                                  -------------
Net Assets--100%                                                  $ 133,652,101
                                                                  -------------

SECTOR BREAKDOWN
October 31, 2004 (unaudited)

Finance                                         28.4%
Consumer Services                               21.6%
Healthcare                                      18.0%
Technology                                       8.3%
Energy                                           7.0%
Consumer Staples                                 6.1%
Consumer Manufacturing                           5.3%
Utilities                                        2.3%
Multi Industry Companies                         1.7%
Capital Goods                                    1.3%
                                              -------
 Total Investments                             100.0%








(a)  Non-income producing security.
     Glossary:
     Pfd - Preferred Stock

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

       Exhibit No.         DESCRIPTION OF EXHIBIT

       11 (a) (1)          Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (a) (2)          Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein New Europe Fund, Inc.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   December 28, 2004